Pension and Post-Retirement and Post-Employment Benefits - Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets (Detail) (CAD)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	(63)	928
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	13	203
Pension Benefit Regulatory Asset [Member] | Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	(619)	807
Actuarial loss amortization	(175)	(112)
Prior service cost amortization	(2)	(3)
Total actuarial gains and losses and prior service costs	(796)	692
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prior service cost amortization	(3)	(3)
Post-Retirement and Post-Employment Benefits [Member] | Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	13	203
Actuarial loss amortization	(27)	(8)
Prior service cost amortization	(3)	(3)
Total actuarial gains and losses and prior service costs	(17)	192